Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481	$ 13,481
Goodwill impairment charges	$ 0	0
Weighted average remaining life for identifiable intangible assets	8 years 6 months
Amortization expense	$ 4,031	$ 4,106
Patent Rights, Acquired Technology and Acquired Licenses
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life	15 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
FiniteLivedIntangibleAssetUsefulLife	13 years
Minimum
Finite-Lived Intangible Assets [Line Items]
FiniteLivedIntangibleAssetUsefulLife	6 years 9 months 18 days
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life	5 years